Note 5 - Government Grants and Contracts (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue from Grants	$ 828,918	$ 428,081	$ 882,956
NIH Grants [Member]
Revenue from Grants	828,918	$ 428,081	$ 882,956
Unused Grant Funds	$ 505,487